Other Non-current Liabilities (Schedule of Change in Carrying Value of Liability - Post Retirement Benefit Liabilities) (Details) - Post-retirement Benefit [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Liability, beginning balance	$ 377	$ 288
Current service and net interest cost	153	143
Employer contributions in the year	(153)	(143)
Re-measurement of actuarial liability	(99)	101
Foreign currency translation	52	(12)
Liability, ending balance	$ 330	$ 377